Financial Statement Schedule I Condensed Financial Information of Parent Company - BALANCE SHEETS (Parenthetical) (Details) ¥ in Thousands	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 $ / shares
Ordinary shares, par value | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, authorized	0	405,462,685
Ordinary shares, issued	0	91,304,327
Ordinary shares, outstanding	0	91,304,327
Class A Ordinary Shares
Ordinary shares, par value | $ / shares	$ 0.0001		0.0001
Ordinary shares, authorized	9,800,000,000	0
Ordinary shares, issued	57,303,093	0
Ordinary shares, outstanding	57,303,093	0
Class B Ordinary Shares
Ordinary shares, par value | $ / shares	$ 0.0001		0.0001
Ordinary shares, authorized	200,000,000	0
Ordinary shares, issued	184,376,679	0
Ordinary shares, outstanding	184,376,679	0
Parent Company
Ordinary shares, par value | $ / shares	$ 0.0001		0.0001
Ordinary shares, authorized	405,462,685	405,462,685
Ordinary shares, issued		91,304,327
Ordinary shares, outstanding		91,304,327
Parent Company | Series A Preferred Shares
Mezzanine equity, par value | $ / shares	$ 0.0001		0.0001
Mezzanine equity, authorized		71,641,792
Mezzanine equity, issued		71,641,792
Mezzanine equity, outstanding		71,641,792
Mezzanine equity, liquidation value | ¥		¥ 24,870
Parent Company | Series B-1 Preferred Shares
Mezzanine equity, par value | $ / shares	0.0001		0.0001
Mezzanine equity, authorized		2,000,000
Mezzanine equity, issued		2,000,000
Mezzanine equity, outstanding		2,000,000
Mezzanine equity, liquidation value | ¥		¥ 33,188
Parent Company | Series B-2 Preferred Shares
Mezzanine equity, par value | $ / shares	0.0001		0.0001
Mezzanine equity, authorized		20,895,523
Mezzanine equity, issued		20,895,523
Mezzanine equity, outstanding		20,895,523
Mezzanine equity, liquidation value | ¥		¥ 364,145
Parent Company | Class A Ordinary Shares
Ordinary shares, par value | $ / shares	$ 0.0001		0.0001
Ordinary shares, authorized	9,800,000,000
Ordinary shares, issued	57,303,093
Ordinary shares, outstanding	57,303,093
Parent Company | Class B Ordinary Shares
Ordinary shares, par value | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, authorized	200,000,000
Ordinary shares, issued	184,376,679
Ordinary shares, outstanding	184,376,679